Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Convertible Preferred Stock
Apexigen’s authorized, issued and outstanding shares, carrying value and aggregate liquidation preferences of its convertible preferred stock at December 31, 2021 and June 30, 2022 are as follows (in thousands, except for share amounts):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A-1	39,196,116	39,196,116	$19,787	$19,990
Series A-2	12,652,762	12,625,343	2,525	2,525
Series B	14,218,546	14,218,546	14,895	15,000
Series C	82,503,347	79,090,623	121,500	122,570

Total	148,570,771	145,130,628	$158,707	$160,085

Apexigen’s authorized, issued and outstanding shares, carrying value and aggregate liquidation preferences of its convertible preferred stock at December 31, 2020 and 2021 are as follows (in thousands, except for share amounts):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference
Series A-1	39,196,116	39,196,116	$19,787	$19,990
Series A-2	12,652,762	12,625,343	2,525	2,525
Series B	14,218,546	14,218,546	14,895	15,000
Series C	82,503,347	79,090,623	121,500	122,570

Total	148,570,771	145,130,628	$158,707	$160,085